Security deposits and Long Term Commitments (Details)	Dec. 31, 2020 ft² a
Security deposits and Long Term Commitments (Details) [Line Items]
Area of Land | a	0.5
Building [Member] | Tucson, Arizona [Member]
Security deposits and Long Term Commitments (Details) [Line Items]
Area of Real Estate Property | ft²	4,800